STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Total	Class A Ordinary Shares [Member]	Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Beginning Balance at Apr. 09, 2019	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning Balance (shares) at Apr. 09, 2019			0
Issuance of Class B ordinary shares to Sponsor	25,000		$ 503	24,497
Issuance of Class B ordinary shares to Sponsor (shares)			5,013,250
Sale of units in initial public offering, gross	201,250,000	$ 2,013		201,247,987
Sale of units in initial public offering, gross (shares)		20,125,000
Offering costs	(11,855,223)			(11,855,223)
Sale of private placement warrants to Sponsor in private placement	6,025,000			6,025,000
Shares subject to possible redemption	(191,592,030)	$ (1,916)		(191,590,114)
Shares subject to possible redemption (shares)		(19,159,203)
Net income (loss)	1,147,262	$ (1,100,000)			1,147,262
Ending Balance at Dec. 31, 2019	5,000,009	$ 97	$ 503	3,852,147	1,147,262
Ending Balance (shares) at Dec. 31, 2019		965,797	5,013,250
Shares subject to possible redemption	3,049,010	$ 30		3,048,980
Shares subject to possible redemption (shares)		304,901
Net income (loss)	(3,049,014)	$ (3,000,000)			(3,049,014)
Ending Balance at Dec. 31, 2020	$ 5,000,005	$ 127	$ 503	$ 6,901,127	$ (1,901,752)
Ending Balance (shares) at Dec. 31, 2020		1,270,698	5,013,250